Deposits - Narrative (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Deposit Liability [Line Items]
Time deposits, $100,000 or more	$ 723.3	$ 677.3
Brokered deposits	46.2	50.1
Aggregate amount of certificates of deposit exceeding threshold amount	262.1	186.1
Northfield Bancorp, Inc. [Member]
Deposit Liability [Line Items]
Brokered deposits	$ 40.5	$ 263.4